May 2, 2002



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Dreyfus Premier GNMA Fund
         Registration Statement File Nos. 33-9591; 811-4880
         CIK NO. 804171
         --------------------------------------------------------------


Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on April 25, 2002.

         Please address any comments or questions to the undersigned at (212) 922-6840.

                                                      Very truly yours,



                                                      Joni Lacks Charatan
                                                      Assistant General Counsel

JLC:jmd